Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Cost and Expense Disclosure, Operating [Abstract]
Other Operating Expenses
5.    Other Operating Expenses
Details of other operating expenses were as follows.

Year ended December 31, ($ in millions)	2011	2010	2009
Technology and communications	$496	$498	$586
Insurance commissions	482	564	603
Professional services	352	294	557
Mortgage representation and warranty obligation, net	324	670	1,494
Regulatory penalties imposed in foreclosure related matters	223	—	—
Advertising and marketing	191	171	200
Lease and loan administration	187	160	163
Regulatory and licensing fees	132	118	28
State and local non-income taxes	131	110	118
Vehicle remarketing and repossession	128	188	189
Premises and equipment depreciation	97	90	81
Occupancy	95	92	102
Restructuring expense	51	80	44
Other	609	630	834
Total other operating expenses	$3,498	$3,665	$4,999